Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Credit Loss [Abstract]
Purchase price	¥ 12,271	¥ 2,444	¥ 4,926
Allowance for credit losses at acquisition date	47,676	6,901	2,210
Discount or premium attributable to other factors	1,188	261	220
Par value	¥ 61,135	¥ 9,606	¥ 7,356